Employee Benefit Plans (Schedule of Options Granted) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Number of Options	15.4	13.8	15.8	30.4
FIS Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options available for grant, beginning	0	1.8
Granted in period	0	0
Number of Options	0	0
Options available for grant, ending	0	0
MV Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options available for grant, beginning	0	8.5
Granted in period	0	0
Number of Options	0	0
Options available for grant, ending	0	0
FIS Restated Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options available for grant, beginning	11.7	0
Granted in period	4.4	4.2
Number of Options	15.3	13.5
Options available for grant, ending	6.7	11.7